Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Mar. 23, 2020	May 10, 2019	May 11, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [Line Items]
Enterprise income tax rate on dividends declared				10.00%
Dividend for fiscal year twenty seventeen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share			¥ 0.052
Approval of a final dividend, total			¥ 1,591
Dividend for fiscal year twenty eighteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share		¥ 0.134		¥ 0.148	¥ 0.134
Approval of a final dividend, total	¥ 4,529	¥ 4,100
Dividend for fiscal year twenty nineteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, total				¥ 4,529	¥ 4,100
Dividend for fiscal year twenty nineteen [member] | Dividends Proposed [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share	¥ 0.148